Voya Target Retirement 2045 Fund Expense Example - Voya Target Retirement 2045 Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	750
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	1,259
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 410